Guardian Capital Dividend Growth Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
1
Common Stocks — 98.47% Shares Fair Value
Canada — 4.28%
Energy — 0.77%
Canadian Natural Resources Ltd. 9,832 $ 303,514
Financials — 3.51%
Royal Bank of Canada
(a)
11,520 1,388,788
Total Canada 1,692,302
Denmark — 2.21%
Health Care — 2.21%
Novo Nordisk A/S - ADR 10,126 871,038
Total Denmark 871,038
France — 9.14%
Energy — 2.47%
TotalEnergies S.E. - ADR 17,961 978,875
Financials — 3.55%
AXA S.A. 39,650 1,409,705
Health Care — 0.67%
Sanofi - ADR 5,526 266,519
Industrials — 2.45%
Schneider Electric S.E. - ADR 19,580 971,951
Total France 3,627,050
Germany — 3.47%
Financials — 3.47%
Allianz S.E. 4,479 1,372,978
Total Germany 1,372,978
India — 1.03%
Financials — 1.03%
ICICI Bank Ltd. - ADR 13,644 407,410
Total India 407,410
Ireland — 3.04%
Technology — 3.04%
Accenture PLC, Class A 3,422 1,203,825
Total Ireland 1,203,825
Netherlands — 5.97%
Technology — 5.97%
ASML Holding N.V. 1,570 1,088,136
Wolters Kluwer N.V. - ADR 7,717 1,273,922
Total Netherlands 2,362,058
United Kingdom — 3.11%
Consumer Staples — 0.99%
Unilever PLC - ADR 6,902 391,343

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
2
Common Stocks — 98.47%(continued) Shares Fair Value
United Kingdom — 3.11% (continued)
Health Care — 2.12%
AstraZeneca PLC - ADR 12,805 $ 838,984
Total United Kingdom 1,230,327
United States — 66.22%
Communications — 3.01%
Alphabet, Inc., Class A 4,189 792,978
Meta Platforms, Inc., Class A 682 399,318
1,192,296
Consumer Discretionary — 5.26%
Home Depot, Inc. (The) 2,167 842,941
McDonald's Corp. 2,491 722,116
TJX Companies, Inc. (The) 4,284 517,550
2,082,607
Consumer Staples — 6.67%
Costco Wholesale Corp. 2,280 2,089,096
Procter & Gamble Co. (The) 3,306 554,251
2,643,347
Energy — 7.72%
EOG Resources, Inc. 2,501 306,573
Shell PLC - ADR 15,363 962,492
Williams Cos., Inc. (The) 33,093 1,790,992
3,060,057
Financials — 1.99%
Hartford Financial Services Group, Inc. (The) 7,202 787,899
Health Care — 6.51%
AbbVie, Inc. 3,593 638,476
Amgen, Inc. 1,115 290,614
Johnson & Johnson 5,815 840,965
UnitedHealth Group, Inc. 1,607 812,917
2,582,972
Industrials — 8.09%
Illinois Tool Works, Inc. 1,123 284,748
Parker-Hannifin Corp. 608 386,706
Republic Services, Inc. 5,933 1,193,601
W.W. Grainger, Inc. 422 444,809
Waste Management, Inc. 4,415 890,903
3,200,767
Materials — 1.68%
Air Products & Chemicals, Inc. 2,288 663,612
Real Estate — 2.29%
Equinix, Inc. 964 908,946
Technology — 21.92%
Apple, Inc. 10,926 2,736,089
Broadcom, Inc. 11,385 2,639,497

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
3
Common Stocks — 98.47%(continued) Shares Fair Value
United States — 66.22% (continued)
Technology — 21.92% (continued)
MasterCard, Inc., Class A 1,912 $ 1,006,802
Microsoft Corp. 5,451 2,297,597
8,679,985
Utilities — 1.08%
WEC Energy Group, Inc. 4,567 429,481
Total United States 26,231,969
Total  Common Stocks
  (Cost $28,681,251) 38,998,957
Money Market Funds - 3.58%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio,
Institutional Class, 4.31%
(b)
1,418,795 1,418,795
Total Money Market Funds
    (Cost $1,418,795) 1,418,795
Total Investments — 102.05%
    (Cost $30,100,046) 40,417,752
Liabilities in Excess of Other Assets  —  (2.05)% (811,025)
Net Assets — 100.00% $ 39,606,727
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2024.
ADR - American Depositary Receipt

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Common Stocks — 98.63% Shares Fair Value
China — 5.94%
Consumer Discretionary — 5.94%
Yum China Holdings, Inc. 111,733 $ 5,382,178
Total China 5,382,178
Denmark — 9.40%
Health Care — 5.28%
Coloplast A/S, Class B 14,604 1,594,860
Novo Nordisk A/S, Class B 36,802 3,190,897
4,785,757
Materials — 4.12%
Novozymes A/S, Class B 65,857 3,729,583
Total Denmark 8,515,340
France — 13.83%
Consumer Staples — 4.59%
L'Oréal S.A. 11,752 4,161,837
Health Care — 6.21%
EssilorLuxottica S.A. 22,994 5,612,127
Technology — 3.03%
Dassault Systems SE 78,977 2,740,837
Total France 12,514,801
Ireland — 4.93%
Technology — 4.93%
Accenture PLC, Class A 12,687 4,463,160
Total Ireland 4,463,160
Japan — 1.68%
Industrials — 1.68%
Keyence Corp. 3,700 1,519,730
Total Japan 1,519,730
Switzerland — 2.24%
Consumer Staples — 2.24%
Nestle S.A. 24,528 2,024,109
Total Switzerland 2,024,109
United Kingdom — 6.11%
Consumer Staples — 3.04%
Reckitt Benckiser Group PLC 45,498 2,752,984
Industrials — 3.07%
Intertek Group PLC
(a)
47,002 2,782,200
Total United Kingdom 5,535,184

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Common Stocks — 98.63%(continued) Shares Fair Value
United States — 54.50%
Communications — 10.54%
Alphabet, Inc., Class A 16,546 $ 3,132,158
Booking Holdings, Inc. 1,291 6,414,230
9,546,388
Consumer Discretionary — 2.76%
Nike, Inc., Class B 33,046 2,500,591
Consumer Staples — 4.22%
Colgate-Palmolive Co. 42,025 3,820,493
Financials — 7.15%
CME Group, Inc. 27,890 6,476,895
Health Care — 10.45%
Illumina, Inc.
(a)
22,726 3,036,875
UnitedHealth Group, Inc. 7,056 3,569,348
Waters Corp.
(a)
7,715 2,862,111
9,468,334
Technology — 19.38%
Automatic Data Processing, Inc. 8,317 2,434,635
MarketAxess Holdings, Inc. 16,933 3,827,535
MasterCard, Inc., Class A 11,194 5,894,424
Microsoft Corp. 8,362 3,524,582
Verisk Analytics, Inc. 6,783 1,868,242
17,549,418
Total United States 49,362,119
Total  Common Stocks
  (Cost $77,261,359) 89,316,621
Money Market Funds - 1.09%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio,
Institutional Class, 4.37%
(b)
985,522 985,522
Total Money Market Funds
    (Cost $985,522) 985,522
Total Investments — 99.72%
    (Cost $78,246,881) 90,302,143
Other Assets in Excess of Liabilities  —  0.28% 256,473
Net Assets — 100.00% $ 90,558,616
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2024.

Alta Quality Growth Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Common Stocks — 99.20% Shares Fair Value
Denmark — 1.27%
Health Care — 1.27%
Novo Nordisk A/S - ADR 9,650 $ 830,093
Total Denmark 830,093
Netherlands — 2.56%
Technology — 2.56%
ASML Holding N.V. 2,420 1,677,254
Total Netherlands 1,677,254
United States — 95.37%
Communications — 13.20%
Alphabet, Inc., Class A 25,980 4,918,014
Booking Holdings, Inc. 450 2,235,789
VeriSign, Inc.
(a)
7,270 1,504,599
8,658,402
Consumer Discretionary — 19.33%
Amazon.com, Inc.
(a)
18,000 3,949,020
AutoZone, Inc.
(a)
525 1,681,050
Copart, Inc.
(a)
25,400 1,457,706
Home Depot, Inc. (The) 4,705 1,830,198
Restaurant Brands International, Inc. 26,000 1,694,680
TJX Companies, Inc. (The) 17,104 2,066,334
12,678,988
Financials — 6.28%
Berkshire Hathaway, Inc., Class B
(a)
2,125 963,220
Kinsale Capital Group, Inc. 2,965 1,379,111
Visa, Inc., Class A 5,630 1,779,305
4,121,636
Health Care — 9.25%
Thermo Fisher Scientific, Inc. 3,650 1,898,840
UnitedHealth Group, Inc. 4,650 2,352,249
Zoetis, Inc., Class A 11,170 1,819,928
6,071,017
Industrials — 3.12%
Amphenol Corp., Class A 29,460 2,045,997
Materials — 2.21%
Sherwin-Williams Co. (The) 4,255 1,446,402
Technology — 41.98%
Adobe Systems, Inc.
(a)
5,765 2,563,580
Apple, Inc. 19,000 4,757,980
Autodesk, Inc.
(a)
8,600 2,541,902
Booz Allen Hamilton Holding Corp. 8,230 1,059,201
Broadridge Financial Solutions, Inc. 6,440 1,456,020
Fiserv, Inc.
(a)
13,594 2,792,479
Intuit, Inc. 2,460 1,546,110

Alta Quality Growth Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Common Stocks — 99.20%(continued) Shares Fair Value
United States — 95.37% (continued)
Technology — 41.98% (continued)
MasterCard, Inc., Class A 4,600 $ 2,422,222
Microsoft Corp. 10,280 4,333,020
NVIDIA Corp. 17,030 2,286,958
S&P Global, Inc. 3,565 1,775,477
27,534,949
Total United States 62,557,391
Total Common Stocks/Investments — 99.20%
    (Cost $45,173,821) 65,064,738
Other Assets in Excess of Liabilities  —  0.80% 524,942
Net Assets — 100.00% $ 65,589,680
(a) Non-income producing security.
ADR - American Depositary Receipt